Shareholder Report, Holdings (Details)	Jun. 30, 2024
PGIM Short-Term Corporate Bond Fund (Class A)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class A) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class A) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class A) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class C)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class C) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class C) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class C) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class R)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class R) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class R) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class R) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class Z)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class Z) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class Z) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class Z) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class R2)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class R2) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class R2) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class R2) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class R4)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class R4) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class R4) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class R4) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
PGIM Short-Term Corporate Bond Fund (Class R6)
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, AAA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	13.60%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, AA Rating [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, A Rating [Member]
Holdings [Line Items]
Percent of Total Investments	27.10%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, BBB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	46.90%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, BB Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM Short-Term Corporate Bond Fund (Class R6) | Fitch, B Rating [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
PGIM Short-Term Corporate Bond Fund (Class R6) | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
PGIM Short-Term Corporate Bond Fund (Class R6) | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%